SUBSEQUENT EVENTS AFTER BALANCE DATE (Details) - Blacksand [Member] - USD ($)	Jan. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
Additional amount to be paid upon exercise of option to purchase		$ 6,000,000
Subsequent Events [Member]
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
Number of shares issued (in shares)	3,006,163
Additional amount to be paid upon exercise of option to purchase	$ 2,000,000